Financial Risk Management - Capital Risk Management (Details) - Marex Capital Markets, Inc. - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Regulatory capital requirement, threshold percentage of excess net capital threshold	10.00%
Regulatory capital	$ 1,187.3	$ 742.6
Regulatory capital, subordinated debt	395.0	345.0
Excess net capital	566.8	224.1
Regulatory capital requirement, threshold amount requiring approval	56.7	22.4
Regulatory capital requirement, remaining amount requiring approval	$ 510.1	$ 201.7